Subsequent events - Debt activity (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2026
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements		$ 0	$ 0	$ 516,127
2023 $1.0 Billion Credit Facility, Revolver | Release of collateral | STI Kingsway | Vessels
Disclosure of non-adjusting events after reporting period [line items]
Reduction in amount available under revolving portion of facility					$ 13,700
Ocean Yield Lease Financing | Lease option to purchase option exercised | STI Symphony
Disclosure of non-adjusting events after reporting period [line items]
Principal repayments recognized in consolidated cash flow statements	$ 18,900